TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 51,686	$ 104,519	$ 77,799
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax benefit	$ (11,888)	$ (24,039)	$ (17,894)
Preferred technology enterprise	6,512	11,221	7,582
Foreign rate differential	16	(300)	(597)
Unrecognized tax benefits	373	1,348	3,159
Changes in valuation allowance	4,329	11,421	7,498
Share-based compensation	5,589	3,745	2,519
Non-deductible expenses	69	513	234
Other	67	(78)	(7)
Actual tax expense	$ 5,067	$ 3,831	$ 2,494